Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000251008 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251008 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251008 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000024655 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024655 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024655 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000024656 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024656 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024656 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000024660 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000024660 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024660 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024660 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000024660 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024660 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024660 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024660 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024660 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000024660 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000024661 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000024661 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024661 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024661 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000024661 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024661 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024661 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024661 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024661 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000024661 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000176845 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176845 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000176845 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176845 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176845 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176845 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176845 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176845 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176845 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000176845 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000024662 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000024662 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024662 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024662 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000024662 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024662 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024662 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024662 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024662 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000024662 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	46.10%